Current and Deferred Income Tax (ISR): Deferred income tax for its foreign subsidiaries (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax:
Undistributed utilities	$ 29,987,071	$ 20,320,736
Tax rate	30.00%	30.00%	30.00%
Deferred IT liabilities unrecognized with the previous temporary differences	$ 485,935	$ 710,991
Aerostar and Airplan
Income tax:
Undistributed utilities	1,619,783	$ 2,369,969
Deferred IT liabilities unrecognized with the previous temporary differences	$ 485,935